Borrowings - Schedule of Long-Term Borrowings (Detail) ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Debt Disclosure [Abstract]
Long-term borrowings, unsecured, maturing serially through 2022-2026, (weighted average: April 2022 – 2.93%, April 2023 – 2.95%)	¥ 1,034,445	$ 7,607	¥ 790,000
Less: current portion	(1,013,332)	(7,452)	(5,555)
Long-term borrowings, net of current portion	¥ 21,113	$ 155	¥ 784,445